Schedule of investments
Macquarie Climate Solutions Fund
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.38%♣
Consumer Discretionary — 4.06%
Amazon.com †	17,999	$ 3,948,801
		3,948,801
Energy — 11.75%
Neste	211,038	2,863,782
Occidental Petroleum	65,116	2,735,523
Schlumberger	68,094	2,301,577
Valero Energy	26,233	3,526,240
		11,427,122
Industrials — 16.44%
Cummins	12,347	4,043,642
Kingspan Group	44,887	3,817,549
Schneider Electric	15,474	4,115,792
Waste Management	17,532	4,011,672
		15,988,655
Information Technology — 3.88%
First Solar †	22,790	3,772,657
		3,772,657
Materials — 24.27%
Alcoa	109,677	3,236,568
Anglo American	126,515	3,733,708
CF Industries Holdings	47,236	4,345,712
Holcim †	34,764	2,580,628
Johnson Matthey	63,188	1,505,720
Nutrien	65,305	3,803,363
Steel Dynamics	23,860	3,054,319
Valterra Platinum †	1	38
West Fraser Timber	18,233	1,337,064
		23,597,120
Real Estate — 3.61%
Weyerhaeuser	136,781	3,513,904
		3,513,904
Utilities — 35.37%
AES	201,597	2,120,800
Ameren	39,792	3,821,624
CLP Holdings	364,000	3,065,039
CMS Energy	53,982	3,739,873
EDP Renovaveis	295,229	3,295,073
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Utilities (continued)
NextEra Energy	43,780	$ 3,039,208
NiSource	88,209	3,558,351
RWE	102,093	4,260,828
SSE	144,444	3,630,343
Xcel Energy	56,755	3,865,015
		34,396,154
Total Common Stocks (cost $89,883,427)		96,644,413

Short-Term Investments — 0.45%
Money Market Mutual Funds — 0.45%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	110,074	110,074
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	110,073	110,073
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	110,073	110,073
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	110,073	110,073
Total Short-Term Investments (cost $440,293)		440,293

Total Value of Securities—99.83% (cost $90,323,720)		97,084,706
Receivables and Other Assets Net of Liabilities—0.17%		161,469
Net Assets Applicable to 10,449,293 Shares Outstanding—100.00%		$97,246,175
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
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